Note 15 - Preferred Shares (Details Textual) - USD ($)						1 Months Ended	12 Months Ended
	Feb. 01, 2021	Jun. 10, 2019	Jan. 29, 2019	May 30, 2018	Jan. 27, 2014	Jan. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred Stock, Value, Distributed								$ 18,192,131
Preferred Stock Distributed (in shares)								19,042
Payments for Repurchase of Redeemable Preferred Stock							$ 11,686,000
Dividends, Paid-in-kind, Total							78,640	1,335,733	1,808,811
Dividends, Preferred Stock, Total							$ 1,271,782	1,335,733	1,808,811
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock					$ 29,000,000
Preferred Stock, Redemption Price Per Share (in dollars per share)					$ 1,000
Preferred Stock, Dividend Rate, Percentage		4.00%					8.00%
Preferred Stock Additional Cash Dividend Under Specified Conditions Percentage					40.00%
Convertible Preferred Stock, Conversion Price Per Share (in dollars per share)					$ 15.58
Payments for Repurchase of Redeemable Preferred Stock		$ 11,700,000
Percentage of Outstanding Preferred Stock Redeemed		59.40%
Preferred Stock, Value, Outstanding		$ 8,000,000
Preferred Stock Deemed Dividend							$ 504,577
Dividends, Paid-in-kind, Total							80,000	1,340,000	1,810,000
Dividends, Preferred Stock, Total							1,270,000
Dividends, Preferred Stock, Cash							1,030,000
Dividends Payable							160,000
Preferred Stock, Redemption Amount							$ 8,000,000
Preferred Stock Voting Percentage of Number of Shares Convertible of Common Stock							50.00%
Series B Preferred Stock [Member] | Forecast [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%					14.00%
Series B Preferred Stock [Member] | Maximum [Member] | First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage					5.00%
Series B Preferred Stock [Member] | Maximum [Member] | Next Two Years [Member]
Preferred Stock, Dividend Rate, Percentage			12.00%
Series B Preferred Stock [Member] | Maximum [Member] | After Two Years [Member]
Preferred Stock, Dividend Rate, Percentage			14.00%
Ordinary Preferred Stock [Member]
Preferred Stock, Value, Distributed								14,500,000
Preferred Stock Issued as Dividends [Member]
Preferred Stock, Value, Distributed								3,692,131
TCP [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)					25,000
Friends Investment Company Inc. [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)					5,700
Eurodry [Member]
Percentage of Preferred Stock Outstanding							50.00%
Preferred Stock, Value, Distributed								$ 18,192,131
Common Stock, Value, Distributed				$ 2,254,830
Eurodry [Member] | Series B Preferred Stock [Member]
Preferred Stock Distributed (in shares)				19,042
Eurodry [Member] | Ordinary Preferred Stock [Member]
Preferred Stock, Value, Distributed				$ 14,500,000
Eurodry [Member] | Preferred Stock Issued as Dividends [Member]
Preferred Stock, Value, Distributed				$ 3,692,131